UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income & Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/16 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS (80.4%)
	CONSUMER DISCRETIONARY (18.3%)
	APPAREL (1.4%)
88,000	NIKE, Inc. Class B	$4,633,200

	ENTERTAINMENT (2.9%)
195,000	Lions Gate Entertainment Corp.	3,898,050
34,000	Vail Resorts, Inc.	5,333,920
		9,231,970
	HOME BUILDERS (1.5%)
160,000	Toll Brothers, Inc. *	4,777,600

	INTERNET (3.7%)
7,000	Amazon.com, Inc. *	5,861,170
33,000	Netflix, Inc. *	3,252,150
1,800	Priceline Group, Inc. (The) *	2,648,682
		11,762,002
	MEDIA (2.6%)
39,000	Comcast Corp. Class A	2,587,260
61,000	Walt Disney Co. (The)	5,664,460
		8,251,720
	RETAIL (6.2%)
26,000	Home Depot, Inc.	3,345,680
140,000	Starbucks Corp.	7,579,600
53,000	Texas Roadhouse, Inc.	2,068,590
46,000	TJX Companies, Inc. (The)	3,439,880
97,000	Urban Outfitters, Inc. *	3,348,440
		19,782,190
		58,438,682
	CONSUMER STAPLES (4.1%)
	BEVERAGES (1.0%)
22,000	Monster Beverage Corp. *	3,229,820

	COSMETICS/PERSONAL CARE (1.1%)
39,000	Estee Lauder Companies, Inc. (The) Class A	3,453,840

	PHARMACEUTICALS (0.4%)
15,000	Mead Johnson Nutrition Co.	1,185,150

	RETAIL (1.6%)
58,000	CVS Health Corp.	5,161,420
		13,030,230
	FINANCIALS (6.4%)
	BANKS (2.7%)
220,000	Bank of America Corp.	3,443,000
78,000	JPMorgan Chase & Co.	5,194,020
		8,637,020
	DIVERSIFIED FINAN SERV (3.0%)
7,500	BlackRock, Inc.	2,718,450
142,000	Blackstone Group L.P. (The)	3,625,260

Shares		Value

105,000	Charles Schwab Corp. (The)	$3,314,850
		9,658,560
	REIT (0.7%)
32,000	Lamar Advertising Co. REIT Class A	2,089,920
		20,385,500
	HEALTH CARE (22.7%)
	BIOTECHNOLOGY (13.2%)
63,000	Alexion Pharmaceuticals, Inc. *	7,720,020
14,000	Biogen, Inc. *	4,382,420
42,000	BioMarin Pharmaceutical, Inc. *	3,885,840
115,000	Celgene Corp. *	12,020,950
67,000	Gilead Sciences, Inc.	5,301,040
22,000	Intercept Pharmaceuticals, Inc. *(1)	3,620,980
60,000	Vertex Pharmaceuticals, Inc. *	5,232,600
		42,163,850
	HEALTHCARE-PRODUCTS (4.0%)
58,000	Edwards Lifesciences Corp. *	6,992,480
66,000	Medtronic PLC	5,702,400
		12,694,880
	PHARMACEUTICALS (4.6%)
26,000	Allergan PLC *	5,988,060
110,000	Pfizer, Inc.	3,725,700
34,237	Teva Pharmaceutical Industries Ltd. ADR	1,575,244
66,000	Zoetis, Inc.	3,432,660
		14,721,664
	SOFTWARE (0.9%)
47,000	Cerner Corp. *	2,902,250
		72,482,644
	INDUSTRIALS (1.1%)
	AIRLINES (1.1%)
86,000	Delta Air Lines, Inc.	3,384,960

	INFORMATION TECHNOLOGY (25.7%)
	AUTO PARTS & EQUIPMENT (1.1%)
85,000	Mobileye N.V. *(1)	3,618,450

	COMMERCIAL SERVICES (1.4%)
112,000	PayPal Holdings, Inc. *	4,588,640

	COMPUTERS (2.4%)
45,000	Apple, Inc.	5,087,250
55,000	Cognizant Technology Solutions Corp. Class A *	2,624,050
		7,711,300
	DIVERSIFIED FINANCIALS (2.3%)
90,000	Visa, Inc. Class A	7,443,000

1

September 30, 2016

Shares		Value
	INTERNET (10.3%)
33,000	Alibaba Group Holding, Ltd. ADR *	$3,491,070
4,500	Alphabet, Inc. Class C *	3,497,805
8,000	Alphabet, Inc. Class A *	6,432,480
89,000	Facebook, Inc. Class A *	11,416,030
112,000	GrubHub, Inc. *	4,814,880
220,000	Pandora Media, Inc. *(1)	3,152,600
		32,804,865
	SEMICONDUCTORS (2.9%)
29,000	BROADCOM, Ltd.	5,003,080
41,000	NXP Semiconductors N.V. *	4,182,410
		9,185,490
	SOFTWARE (4.4%)
227,000	Activision Blizzard, Inc.	10,056,100
73,000	Akamai Technologies, Inc. *	3,868,270
		13,924,370
	TELECOMMUNICATIONS (0.9%)
90,000	Cisco Systems, Inc.	2,854,800
		82,130,915
	MATERIALS (1.4%)
	CHEMICALS (1.4%)
45,000	Monsanto Co.	4,599,000

	REAL ESTATE (0.7%)
	REIT (0.7%)
21,000	American Tower Corp. REIT	2,379,930

	TOTAL COMMON STOCKS (Cost $224,293,007) (80.4%)	256,831,861

Principal Amount		Value

ASSET-BACKED SECURITIES (0.7%)
$130,000	Capital Auto Receivables Asset Trust, Series 2014-3, Class A3, 1.48%, 11/20/18	$130,217
250,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	252,995
150,000	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	150,929
100,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	100,945
150,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	158,835
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	254,860
150,000	Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, 1.92%, 1/15/19	150,426

Principal Amount		Value

$250,000	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.68%, 12/20/18	$251,130
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	101,756
100,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	102,727
450,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	452,343

	TOTAL ASSET-BACKED SECURITIES (Cost $2,098,499) (0.7%)	2,107,163

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.2%)
269,942	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (3)	277,355
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	109,110
243,380	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	243,739
344,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class A2, 2.86%, 1/25/21	362,834
66,255	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.52%, 12/25/45 (2)(3)	66,190
120,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.27%, 4/25/46 (2)(3)	123,090
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	259,623
209,011	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	205,927
250,000	GNMA, Series 2013-12, Class B, 2.19%, 11/16/52 (3)	247,440
250,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	267,508
162,641	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (3)	167,400
100,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	106,506
139,180	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.53%, 4/25/45 (3)	139,413
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	260,763
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	406,818
100,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	104,039
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	154,979

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

$200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	$205,930
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	216,686

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,961,006) (1.2%)	3,925,350

CORPORATE BONDS & NOTES (8.5%)
	BASIC MATERIALS (0.2%)
	CHEMICALS (0.2%)
225,000	Celanese U.S. Holdings LLC Guaranteed Notes	246,627
200,000	LYB International Finance B.V. Guaranteed Notes	216,791
100,000	Mosaic Co. (The) Senior Unsecured Notes	108,651
		572,069
	IRON/STEEL (0.0%)
150,000	Steel Dynamics, Inc. Guaranteed Notes	154,687
		726,756
	COMMUNICATIONS (0.8%)
	INTERNET (0.2%)
100,000	Amazon.com, Inc. Senior Unsecured Notes	107,228
125,000	Amazon.com, Inc. Senior Unsecured Notes	146,864
150,000	Baidu, Inc. Senior Unsecured Notes	153,217
150,000	Expedia, Inc. Guaranteed Notes	157,924
150,000	Netflix, Inc. Senior Unsecured Notes	161,250
		726,483
	MEDIA (0.4%)
200,000	CBS Corp. Guaranteed Notes	209,368
150,000	Comcast Corp. Guaranteed Notes	207,095
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Guaranteed Notes	267,772
150,000	Discovery Communications LLC Guaranteed Notes	162,972
200,000	Scripps Networks Interactive, Inc. Senior Unsecured Notes	204,876
100,000	Time Warner, Inc. Guaranteed Notes	106,370
		1,158,453

Principal Amount		Value
	TELECOMMUNICATIONS (0.2%)
$150,000	T-Mobile USA, Inc. Guaranteed Notes	$154,125
250,000	Telefonica Emisiones SAU Guaranteed Notes	277,634
100,000	Verizon Communications, Inc. Senior Unsecured Notes	101,560
		533,319
		2,418,255
	CONSUMER, CYCLICAL (0.9%)
	APPAREL (0.1%)
150,000	NIKE, Inc. Senior Unsecured Notes	164,435

	AUTO MANUFACTURERS (0.2%)
300,000	Ford Motor Credit Co. LLC Senior Unsecured Notes	302,435
200,000	General Motors Financial Co., Inc. Guaranteed Notes	203,792
100,000	General Motors Financial Co., Inc. Guaranteed Notes	101,706
100,000	Nissan Motor Acceptance Corp. Senior Unsecured Notes (2)	101,684
		709,617
	AUTO PARTS & EQUIPMENT (0.1%)
100,000	Goodyear Tire & Rubber Co. (The) Guaranteed Notes	102,875
100,000	Magna International, Inc. Senior Unsecured Notes	109,616
		212,491
	HOME BUILDERS (0.1%)
100,000	CalAtlantic Group, Inc. Guaranteed Notes	111,875
175,000	D.R. Horton, Inc. Guaranteed Notes	184,406
100,000	PulteGroup, Inc. Guaranteed Notes	105,000
100,000	Toll Brothers Finance Corp. Guaranteed Notes	102,500
		503,781
	HOUSEWARES (0.1%)
150,000	Newell Brands, Inc. Senior Unsecured Notes	153,366
50,000	Newell Brands, Inc. Senior Unsecured Notes	60,655
		214,021
	LEISURE TIME (0.1%)
150,000	Royal Caribbean Cruises, Ltd. Senior Unsecured Notes (1)	163,125

	LODGING (0.1%)
250,000	Wyndham Worldwide Corp. Senior Unsecured Notes	258,900

3

September 30, 2016

Principal Amount		Value
$250,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Guaranteed Notes (1)	$259,062
		517,962
	RETAIL (0.1%)
150,000	L Brands, Inc. Guaranteed Notes	172,875
100,000	Nordstrom, Inc. Senior Unsecured Notes	104,745
125,000	Sally Holdings LLC/Sally Capital, Inc. Guaranteed Notes	130,312
		407,932
		2,893,364
	CONSUMER, NON-CYCLICAL (1.5%)
	BEVERAGES (0.1%)
175,000	Anheuser-Busch InBev Finance, Inc. Guaranteed Notes	208,212
250,000	Constellation Brands, Inc. Guaranteed Notes	263,437
		471,649
	BIOTECHNOLOGY (0.2%)
100,000	Amgen, Inc. Senior Unsecured Notes	100,580
250,000	Celgene Corp. Senior Unsecured Notes	253,385
200,000	Gilead Sciences, Inc. Senior Unsecured Notes	205,263
		559,228
	COMMERCIAL SERVICES (0.1%)
250,000	Ecolab, Inc. Senior Unsecured Notes	260,399
100,000	Service Corp. International Senior Unsecured Notes	104,000
		364,399
	FOOD (0.4%)
150,000	JM Smucker Co. (The) Guaranteed Notes	165,607
200,000	Kellogg Co. Senior Unsecured Notes	208,623
250,000	Kroger Co. (The) Senior Unsecured Notes	265,187
250,000	Kroger Co. (The) Senior Unsecured Notes	300,127
150,000	Sysco Corp. Guaranteed Notes	161,407
200,000	Wm Wrigley Jr Co. Senior Unsecured Notes (2)	201,398
		1,302,349
	HEALTHCARE PRODUCTS (0.1%)
150,000	Edwards Lifesciences Corp. Senior Unsecured Notes	152,880

	HEALTHCARE SERVICES (0.3%)
100,000	DaVita, Inc. Guaranteed Notes	104,750
200,000	HCA, Inc. Guaranteed Notes	206,500

Principal Amount		Value
$150,000	LifePoint Health, Inc. Guaranteed Notes	$156,375
100,000	NYU Hospitals Center Secured Notes	116,468
100,000	Quest Diagnostics, Inc. Senior Unsecured Notes	104,700
200,000	UnitedHealth Group, Inc. Senior Unsecured Notes	210,758
100,000	UnitedHealth Group, Inc. Senior Unsecured Notes	115,824
		1,015,375
	PHARMACEUTICALS (0.3%)
255,000	Actavis Funding SCS Guaranteed Notes	257,629
150,000	AmerisourceBergen Corp. Senior Unsecured Notes	158,547
150,000	Mylan, Inc. Guaranteed Notes	150,076
150,000	Shire Acquisitions Investments Ireland DAC Guaranteed Notes	150,726
100,000	Teva Pharmaceutical Finance Netherlands III B.V. Guaranteed Notes	99,623
		816,601
		4,682,481
	ENERGY (0.6%)
	OIL & GAS (0.3%)
100,000	Chevron Corp. Senior Unsecured Notes	102,401
100,000	Devon Energy Corp. Senior Unsecured Notes	93,224
50,000	Occidental Petroleum Corp. Senior Unsecured Notes	52,750
150,000	Occidental Petroleum Corp. Senior Unsecured Notes	169,547
200,000	Phillips 66 Guaranteed Notes	219,848
125,000	Shell International Finance B.V. Guaranteed Notes	122,899
150,000	Valero Energy Corp. Senior Unsecured Notes	175,758
		936,427
	PIPELINES (0.3%)
150,000	DCP Midstream Operating L.P. Guaranteed Notes	149,250
150,000	Energy Transfer Partners L.P. Senior Unsecured Notes	171,277
400,000	Enterprise Products Operating LLC Guaranteed Notes	415,492
125,000	Magellan Midstream Partners L.P. Senior Unsecured Notes	124,620
250,000	Spectra Energy Partners L.P. Senior Unsecured Notes	274,446
		1,135,085
		2,071,512

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	FINANCIAL (3.3%)
	BANKS (1.8%)
$250,000	Australia & New Zealand Banking Group Ltd. Subordinated Notes (2)	$264,310
100,000	Banco Bilbao Vizcaya Argentaria S.A. Senior Unsecured Notes (1)	103,189
250,000	Bancolombia S.A. Senior Unsecured Notes	275,862
100,000	Bank of America Corp. MTN Subordinated Notes	105,894
300,000	Bank of America Corp. MTN, Series L Senior Unsecured Notes	318,230
300,000	Bank of China Hong Kong Ltd. Senior Unsecured Notes (2)	300,733
250,000	Bank of New York Mellon Corp. (The) MTN Senior Unsecured Notes	256,580
250,000	BPCE S.A. Guaranteed Notes	255,009
250,000	Capital One Financial Corp. Senior Unsecured Notes	265,420
225,000	Citigroup, Inc. Subordinated Notes	252,891
350,000	Cooperatieve Rabobank UA Guaranteed Notes	366,897
250,000	Credit Agricole S.A. Senior Unsecured Notes (2)	251,979
100,000	Deutsche Bank AG Senior Unsecured Notes	98,964
150,000	Fifth Third Bancorp Senior Unsecured Notes	155,513
100,000	Goldman Sachs Group, Inc. (The) Subordinated Notes	127,331
250,000	HSBC Holdings PLC Senior Unsecured Notes	266,360
250,000	Lloyds Bank PLC Guaranteed Notes	264,101
250,000	Morgan Stanley Senior Unsecured Notes	256,467
250,000	Morgan Stanley Subordinated Notes	275,741
300,000	PNC Financial Services Group, Inc. (The) Senior Unsecured Notes	318,540
250,000	Santander Holdings USA, Inc. Senior Unsecured Notes	251,503
250,000	Societe Generale S.A. Senior Unsecured Notes	284,752
250,000	Wells Fargo & Co. MTN Senior Unsecured Notes	265,250
		5,581,516
	DIVERSIFIED FINANCIALS (0.6%)
200,000	Aircastle Ltd. Senior Unsecured Notes (1)	208,500
150,000	Ally Financial, Inc. Guaranteed Notes	155,250

Principal Amount		Value
$250,000	American Express Co. Senior Unsecured Notes (3)	$250,622
150,000	BlackRock, Inc., Series 2 Senior Unsecured Notes	166,414
250,000	Discover Financial Services Senior Unsecured Notes	255,917
250,000	International Lease Finance Corp. Senior Secured Notes (2)	272,813
250,000	Nomura Holdings, Inc. GMTN Senior Unsecured Notes	255,695
200,000	Stifel Financial Corp. Senior Unsecured Notes	202,305
150,000	Synchrony Financial Senior Unsecured Notes	153,544
100,000	Synchrony Financial Senior Unsecured Notes	105,184
		2,026,244
	INSURANCE (0.3%)
100,000	Aflac, Inc. Senior Unsecured Notes	104,582
250,000	American International Group, Inc. Senior Unsecured Notes	281,286
250,000	Berkshire Hathaway, Inc. Senior Unsecured Notes (1)	273,742
100,000	CNA Financial Corp. Senior Unsecured Notes	105,867
250,000	XLIT Ltd. Guaranteed Notes (1)	286,165
		1,051,642
	REAL ESTATE (0.1%)
250,000	ProLogis L.P. Guaranteed Notes	255,804

	REITS (0.5%)
78,000	American Tower Corp. Senior Unsecured Notes	79,062
150,000	AvalonBay Communities, Inc. GMTN Senior Unsecured Notes	156,252
250,000	Boston Properties L.P. Senior Unsecured Notes	256,943
175,000	Crown Castle International Corp. Senior Unsecured Notes	192,198
100,000	Digital Realty Trust L.P. Guaranteed Notes	111,808
250,000	EPR Properties Guaranteed Notes	268,434
150,000	Hospitality Properties Trust Senior Unsecured Notes	154,140
100,000	Host Hotels & Resorts L.P. Senior Unsecured Notes	110,617
100,000	Weyerhaeuser Co. Senior Unsecured Notes	114,965
100,000	Weyerhaeuser Co. Senior Unsecured Notes	124,320
		1,568,739
		10,483,945

5

September 30, 2016

Principal Amount		Value
	INDUSTRIAL (0.4%)
	ELECTRONICS (0.0%)
$50,000	Allegion PLC Guaranteed Notes	$53,875

	MISCELLANEOUS MANUFACTURER (0.1%)
250,000	Textron, Inc. Senior Unsecured Notes	263,329

	PACKAGING & CONTAINERS (0.1%)
150,000	Ball Corp. Guaranteed Notes	161,625
250,000	Packaging Corp. of America Senior Unsecured Notes	260,221
		421,846
	TRANSPORTATION (0.2%)
150,000	Burlington Northern Santa Fe LLC Senior Unsecured Notes	165,202
500,000	Union Pacific Corp. Senior Unsecured Notes	546,783
		711,985
		1,451,035
	TECHNOLOGY (0.3%)
	COMPUTERS (0.0%)
125,000	Cadence Design Systems, Inc. Senior Unsecured Notes	128,487

	SEMICONDUCTORS (0.1%)
100,000	Intel Corp. Senior Unsecured Notes	108,940
200,000	QUALCOMM, Inc. Senior Unsecured Notes	212,996
		321,936
	SOFTWARE (0.2%)
250,000	Microsoft Corp. Senior Unsecured Notes	250,212
175,000	Microsoft Corp. Senior Unsecured Notes	198,958
		449,170
		899,593
	UTILITIES (0.5%)
	ELECTRIC (0.4%)
150,000	Consolidated Edison Co. of New York, Inc. Senior Unsecured Notes	172,451
100,000	Consumers Energy Co.	105,324
100,000	Exelon Generation Co. LLC Senior Unsecured Notes	109,857
250,000	Florida Power & Light Co.	278,528
175,000	ITC Holdings Corp. Senior Unsecured Notes	177,656
100,000	Pacific Gas & Electric Co. Senior Unsecured Notes	104,155
100,000	PSEG Power LLC Guaranteed Notes	108,528
250,000	South Carolina Electric & Gas Co.	273,115

Principal Amount		Value
$100,000	Southern Co. (The) Senior Unsecured Notes	$103,321
		1,432,935
	GAS (0.1%)
150,000	National Fuel Gas Co. Senior Unsecured Notes	162,153
		1,595,088
	TOTAL CORPORATE BONDS & NOTES (Cost $26,222,088) (8.5%)	27,222,029

FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	277,875
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27	142,813
250,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	276,250
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $655,140) (0.2%)	696,938

LONG-TERM MUNICIPAL SECURITIES (0.6%)
	CALIFORNIA (0.1%)
200,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	270,300
80,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds, 5.84%, 8/1/21	94,602
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	66,816
		431,718
	FLORIDA (0.0%)
75,000	Florida State Department of Environmental Protection Revenue, Build America Bonds, Revenue Bonds, Series B, 5.31%, 7/1/18	80,161

	NEW YORK (0.3%)
250,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	260,648
185,000	Metropolitan Transportation Authority, Build America Bonds, Revenue Bonds, Ser. C-1, 5.12%, 11/15/19	204,704
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, Revenue Bonds, 4.53%, 11/1/22	115,640

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	$261,460
		842,452
	TEXAS (0.2%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	288,302
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	272,593
		560,895
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,799,542) (0.6%)	1,915,226

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.8%)
250,000	FHLB, 1.63%, 2/27/19	253,685
308,143	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	311,881
49,804	FHLMC Gold PC Pool #A46044, 5.00%, 7/1/35	55,150
184,235	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	204,010
49,663	FHLMC Gold PC Pool #A89430, 4.50%, 10/1/39	54,569
134,022	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	143,748
217,334	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	228,391
56,094	FHLMC Gold Pool #A84814, 4.50%, 3/1/39	61,545
51,713	FHLMC Gold Pool #A96997, 4.50%, 2/1/41	56,623
219,713	FHLMC Gold Pool #A97264, 4.00%, 2/1/41	236,574
309,043	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	321,841
57,098	FHLMC Gold Pool #G08521, 3.00%, 1/1/43	59,460
521,168	FHLMC Gold Pool #J13314, 3.50%, 10/1/25	550,955
128,035	FHLMC Gold Pool #Q06884, 3.50%, 3/1/42	135,459
91,093	FHLMC Gold Pool #Q11077, 3.50%, 9/1/42	96,434
58,168	FNMA Pool #254733, 5.00%, 4/1/23	64,552
406,251	FNMA Pool #254954, 4.50%, 10/1/23	445,013
206,699	FNMA Pool #745275, 5.00%, 2/1/36	230,035
23,934	FNMA Pool #832199, 4.50%, 7/1/35	26,298
235,273	FNMA Pool #844809, 5.00%, 11/1/35	261,326
6,362	FNMA Pool #910242, 5.00%, 3/1/37	7,060

Principal Amount		Value
$27,419	FNMA Pool #973333, 4.50%, 2/1/38	$30,035
7,238	FNMA Pool #975116, 5.00%, 5/1/38	8,032
129,262	FNMA Pool #AA0466, 4.50%, 2/1/39	141,695
7,257	FNMA Pool #AB1259, 5.00%, 7/1/40	8,069
278,101	FNMA Pool #AB1796, 3.50%, 11/1/40	294,648
130,636	FNMA Pool #AB2660, 3.50%, 5/1/21	137,694
97,323	FNMA Pool #AB3218, 3.50%, 7/1/31	103,305
403,799	FNMA Pool #AB3900, 3.00%, 11/1/26	424,339
14,820	FNMA Pool #AB3943, 4.00%, 11/1/41	15,968
275,124	FNMA Pool #AB5231, 2.50%, 5/1/27	285,230
148,067	FNMA Pool #AC5822, 4.50%, 5/1/40	162,412
208,664	FNMA Pool #AD7128, 4.50%, 7/1/40	228,915
137,444	FNMA Pool #AD8529, 4.50%, 8/1/40	150,760
94,949	FNMA Pool #AH3226, 5.00%, 2/1/41	105,383
233,708	FNMA Pool #AH4493, 4.50%, 2/1/41	256,474
145,618	FNMA Pool #AI1019, 4.50%, 5/1/41	160,130
20,283	FNMA Pool #AK6513, 4.00%, 3/1/42	21,856
521,657	FNMA Pool #AL0657, 5.00%, 8/1/41	581,651
43,924	FNMA Pool #AL3192, 5.00%, 5/1/42	48,950
335,886	FNMA Pool #AQ1853, 3.00%, 11/1/42	350,007
197,380	FNMA Pool #AS0560, 4.50%, 9/1/43	216,436
342,553	FNMA Pool #AS0865, 2.50%, 10/1/28	355,137
121,065	FNMA Pool #AS1529, 3.00%, 1/1/29	127,154
91,710	FNMA Pool #AS3789, 4.50%, 11/1/44	100,461
138,971	FNMA Pool #AS4503, 3.00%, 2/1/30	145,938
251,524	FNMA Pool #AS4928, 3.50%, 5/1/45	265,335
115,785	FNMA Pool #AS6205, 3.50%, 11/1/45	122,142
61,456	FNMA Pool #AT8849, 4.00%, 6/1/43	66,064
183,477	FNMA Pool #AU1847, 3.00%, 9/1/43	191,077
185,886	FNMA Pool #AU3621, 3.00%, 7/1/43	193,660
335,568	FNMA Pool #AU5409, 3.00%, 8/1/43	349,082
129,553	FNMA Pool #AU5653, 4.00%, 9/1/43	139,180
178,457	FNMA Pool #AU6562, 3.50%, 12/1/43	188,813
80,577	FNMA Pool #AU7025, 3.00%, 11/1/43	83,926
148,672	FNMA Pool #AV3310, 4.50%, 1/1/44	163,014
56,276	FNMA Pool #AX1138, 3.50%, 9/1/44	59,366
174,841	FNMA Pool #AY2728, 2.50%, 2/1/30	181,264
240,105	FNMA Pool #BA6555, 3.00%, 1/1/46	249,774
27,394	FNMA Pool #MA0406, 4.50%, 5/1/30	30,064
81,776	FNMA Pool #MA0577, 3.50%, 11/1/20	86,192
301,363	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	305,435
102,386	GNMA I Pool #539285, 3.00%, 5/15/42	107,627
47,120	GNMA I Pool #744842, 3.00%, 5/15/42	49,389
168,646	GNMA II Pool #MA1520, 3.00%, 12/20/43	177,470
286,270	GNMA II Pool #MA1521, 3.50%, 12/20/43	304,231
531,442	GNMA II Pool #MA1839, 4.00%, 4/20/44	569,558
65,680	GNMA II Pool #MA2445, 3.50%, 12/20/44	69,791
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,996,001) (3.8%)	12,217,742

7

September 30, 2016

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (3.0%)
$175,000	U.S. Treasury Bonds, 5.25%, 2/15/29	$243,325
500,000	U.S. Treasury Bonds, 3.13%, 11/15/41	581,992
250,000	U.S. Treasury Bonds, 2.75%, 8/15/42	272,422
600,000	U.S. Treasury Bonds, 2.88%, 5/15/43	668,063
200,000	U.S. Treasury Bonds, 3.75%, 11/15/43	260,297
250,000	U.S. Treasury Bonds, 3.63%, 2/15/44	318,330
100,000	U.S. Treasury Bonds, 3.38%, 5/15/44	122,012
250,000	U.S. Treasury Bonds, 3.13%, 8/15/44	291,767
100,000	U.S. Treasury Bonds, 3.00%, 11/15/44	114,019
100,000	U.S. Treasury Notes, 0.63%, 5/31/17	100,020
200,000	U.S. Treasury Notes, 0.88%, 10/15/17	200,391
680,000	U.S. Treasury Notes, 0.75%, 12/31/17	680,292
200,000	U.S. Treasury Notes, 0.75%, 3/31/18	200,055
400,000	U.S. Treasury Notes, 1.38%, 9/30/18	404,516
800,000	U.S. Treasury Notes, 1.38%, 11/30/18	809,594
100,000	U.S. Treasury Notes, 1.38%, 2/28/19	101,273
450,000	U.S. Treasury Notes, 1.63%, 12/31/19	459,685
550,000	U.S. Treasury Notes, 3.63%, 2/15/20	598,125
600,000	U.S. Treasury Notes, 1.38%, 3/31/20	607,852
250,000	U.S. Treasury Notes, 1.13%, 4/30/20	251,064
450,000	U.S. Treasury Notes, 1.38%, 4/30/20	455,854
150,000	U.S. Treasury Notes, 2.25%, 4/30/21	157,348
200,000	U.S. Treasury Notes, 1.88%, 11/30/21	206,586
250,000	U.S. Treasury Notes, 2.13%, 12/31/21	261,338
125,000	U.S. Treasury Notes, 1.75%, 3/31/22	128,227
50,000	U.S. Treasury Notes, 1.63%, 8/15/22	50,902
100,000	U.S. Treasury Notes, 2.00%, 11/30/22	103,906
150,000	U.S. Treasury Notes, 2.00%, 2/15/23	155,824
400,000	U.S. Treasury Notes, 2.38%, 8/15/24	426,188
220,000	U.S. Treasury Notes, 2.25%, 11/15/24	232,280
125,000	U.S. Treasury Notes, 2.13%, 5/15/25	130,684
100,000	U.S. Treasury Notes, 2.25%, 11/15/25	105,562

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,054,838) (3.0%)	9,699,793

Shares		Value
SHORT-TERM INVESTMENTS (4.7%)
	MONEY MARKET FUNDS (4.7%)
4,726,336	State Street Institutional Liquid Reserves Fund	4,726,336
10,267,455	State Street Navigator Securities Lending Prime Portfolio (4)	10,267,455
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,993,791) (4.7%)	14,993,791

Value
TOTAL INVESTMENT SECURITIES (103.1%) (Cost $295,073,912)	$329,609,893
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.1%)	(9,993,216)
NET ASSETS (5) (100%)	$319,616,677

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2016, the market value of the securities on loan was $10,224,857.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Securities with an aggregate market value of $10,224,857 were out on loan in exchange for $10,267,455 of cash collateral as of September 30, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $295,087,332, aggregate gross unrealized appreciation was $46,266,781, aggregate gross unrealized depreciation was $11,744,220 and the net unrealized appreciation was $34,522,561.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$256,831,861	$—	$—	$256,831,861
Asset-Backed Securities	—	2,107,163	—	2,107,163
Commercial Mortgage-Backed Securities	—	3,925,350	—	3,925,350
Corporate Bonds & Notes*	—	27,222,029	—	27,222,029
Foreign Government Obligations	—	696,938	—	696,938
Long-Term Municipal Securities*	—	1,915,226	—	1,915,226
U.S. Government Agency Obligations	—	12,217,742	—	12,217,742
U.S. Treasury Obligations	—	9,699,793	—	9,699,793
Short-Term Investments	14,993,791	—	—	14,993,791
Total Investments in Securities	$271,825,652	$57,784,241	$—	$329,609,893

*	See Schedule of Investments for further classification.

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 29, 2016